Mezzanine Equity - Schedule of Carrying Value of Preferred Shares (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Preferred Stock [Roll Forward]
Beginning balance		$ 60,361
Conversion of Preferred Shares		(62,000)		$ (100,000)		$ 0
Ending balance		0		60,361
Series A Preferred Stock [Member]
Preferred Stock [Roll Forward]
Beginning balance	$ 162,000	60,361		153,372
Discount for beneficial conversion feature	(8,688)
Conversion of Preferred Shares		(62,000)		(100,000)
Accretion of BCF discount (Deemed dividend)	60	1,639	[1]	6,989	[1]
Ending balance	$ 153,372	$ 0		$ 60,361		$ 153,372

[1]	Accretion includes $0.8 million and $3.5 million accelerated write-off of the unamortized discount related to the conversion of Preferred Shares during 2014 and 2013, respectively.